CITIGROUP MORTGAGE LOAN TRUST INC. ABS-15G

Exhibit 99.1 - Schedule 8(a)

Servicing Upload -

Customer Loan ID	EDGAR Loan ID	Final Current Event Level	Current Exceptions	Collection comments
XXXX	2026-HYB1-100014	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had a payment related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100028	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had a refinance inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100000	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in to schedule payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100001	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100003	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower requested the loan's reinstatement amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Seller advised no comment activity during the review scope.
XXXX	2026-HYB1-100004	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had a payment related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Seller advised no comment activity during the review scope.
XXXX	2026-HYB1-100002	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100017	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to confirm automatic payments on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100011	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within XX days and no further communication from mortgagor.  Comments on XX/XX/XXXX indicated a credit reporting dispute was resolved as a response was sent via E-Oscar.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100012	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Servicer completed welcome call and verified contact information with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100013	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower requested a XX statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100022	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in as was not able to sign in to website online portal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100016	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called for a copy of their XX tax form and their interest paid for the month.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within XX days and no further communication from mortgagor.  On XX/XX/XXXX, borrower sent written proof of missing payment(s) for prior servicer. Misapplied payment reversed on the same day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100018	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100020	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in and confirmed loan#, name and address. Borrower wanted to see for check deposit. Advised to endorse the check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100019	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100023	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had a payment related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100021	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100024	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had a payment related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100027	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Outbound call to confirm account information. Borrower confirmed email, phone, mailing address, and authorized third party. Agent advised borrower of payment method options and confirmed escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to verify online payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100031	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100032	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100033	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had a balance related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100036	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to try to make a principle payment via debit card, and agent advised them that was not an option. Borrower then made a payment via checking account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had a question about the loan's grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100038	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100039	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called because a double payment was made. The agent advised the borrower to send proof of the double payments and the timeline for a refund of the extra payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100040	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had a payment related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Authorized third party (ATP) made a payment and the welcome call was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had an insurance related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100043	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called because the XXX payment was not yet reflected. The agent advised the next ACH was set for XXX and offered to take payment. The borrower agreed to make a payment that day for $X.XX by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100044	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to discuss a missed payment and late fee. Agent explained that the auto-payment was set up too late, and that the late fee could not be removed. Agent requested missing mailing address and homeowner's insurance information, which borrower was to provide via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100045	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100046	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to confirm payment breakdown between principal, interest, taxes, and insurance, and also confirmed auto-payment was set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100048	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in about a double payment that was made. The borrower was advised that a refund would take place in XX weeks.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100049	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the agent contacted the borrower and completed the welcome call. The agent verified the borrower's information and set up autopay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100050	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower's ATP had an account related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100057	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding an insurance letter they received, and call was transferred to that depratment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100055	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower advised that they already made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100053	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower was transferred to the insurance department to confirm the proof of insurance was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100052	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100051	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had an account related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100054	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to discuss refinancing their mortgage, and agent provided them with the refinance department phone number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100056	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called in to follow up on insurance documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments indicated the Borrower requested to have the password reset in order to have account access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100458	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in for help with the online account registration and the welcome call was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100469	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower's ATP had an account related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100470	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to schedule a payment for $X.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100460	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to request a payoff figure and inquire about ways to pay off her loan quicker. Agent was sending a quote via email and regular mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100461	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had an account related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100462	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Outbound welcome call completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100463	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100464	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had an account related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100465	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to discuss the tax amount change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100466	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The agent contacted the borrower for payment. Borrower declined to set up autopayments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100467	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to clarify insurance details between their XX loans on different properties. Agent assisted and transferred call to insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100468	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Verbal and the reason is Duplicate flood insurance coverage.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  XX/XX/XXXX
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100471	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding biweekly payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100058	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in to verify the loan's next due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100059	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100060	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had a payment related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100062	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100063	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Outbound call to borrower, who set up auto-pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100064	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100065	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding the escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100066	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to inform of a construction lien on property. Servicer informed will send a message to get assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100067	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to have a refund from their previous insurance carrier pur back into their escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100068	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in and ask if we paid their insurance. Servicer advised we paid it on XX/XX/XXXX in the amount of $X.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A loss draft claim was filed, due to XXX damage, on XX/XX/XXXX. As XX/XX/XXXX, all funds have been released and the claim is closed. There is no evidence that repairs are 100% completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100069	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Per comment on XX/XX/XXXX, a modification was completed before the servicer transfer.
XXXX	2026-HYB1-100070	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding their insurance premium being paid. Agent gathered information and transferred the call to the insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comment dated XX/XX/XXXX the borrower reported a delay in the down payment due to property damage caused by a XXX. There is no indication that a insurance claim was filed or that repairs were 100% completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100071	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in and inquired about escrow balances and servicer explained the guidelines. Servicer advised of the escrow shortage payment of amount $X.XX and taxes was paid. Borrower requested for new escrow analysis since the taxes were lower than expected and servicer explained the guidelines.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100072	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in inquired about delinquent payment notice advise of the guidelines.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100073	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in about billing statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100074	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100075	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the servicer contacted the borrower to solicit setting up ACH. The borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100076	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in about the payment increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100077	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding the general information related to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100078	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Agent called the borrower to inform them that the loan modification package was being sent and would need to be signed and notarized upon receipt, then returned to the agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100079	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to get their loan number, which agent provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100080	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called regarding tax amounts; agent noted research is needed due to discrepancies and that follow-up was pending from the tax department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100081	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100082	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to check the status of the refund advised per notes request has been sent to the county for refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100083	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding a new claim related to XXX damage, with the loan currently active under XXX or COVID status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Notes dated XX/XX/XXXX reflect a conversation with the borrower in which a claim for XXX damage was mentioned, and the claim status was pending adjuster's report. No subsequent notes reflect claim status or status of repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100084	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to get help to login.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Per commentary on XX/XX/XXXX a modification was completed XX/XX/XXXX.
XXXX	2026-HYB1-100085	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100086	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to verify the trial payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100087	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower advised that the payment was already made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100088	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower and an authorized third party called to inquire about an escrow overage check they received.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Written and the reason is Appraisal Report dispute.  The dispute is resolved and the status indicates Servicer responded within XX days and no further communication from mortgagor.  As per the comment dated XX/XX/XXXX appraisal report dispute raised by the borrower, however as per the comment dated XX/XX/XXXX it has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100089	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding the escrow shortage that they paid. Agent advised that an escrow analysis would be done soon to update the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100090	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called regarding payment issues and stated they were unable to make an online payment. They requested that all existing online registrations be deleted, and mentioned they will re-register. A full mortgage payment was made. The agent advised that the request to delete online registration will be processed accordingly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  XX month plan filed X/XX/XXXX with payment of $X.XX per month for XX months and then $X.XX per month for XX months.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100092	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called for an account summary due to servicing transfer, and agent assisted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100093	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100094	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100095	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the servicer called for payment. The borrower scheduled two payments for $X.XX and advised the reason for delinquency was due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100096	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower inquired about extra payments and requested a principal only payment history.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  A verbal payment dispute was placed on XX/XX/XXXX and has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100097	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called after receiving a letter that the account was past due. The agent advised they received partial payments from the prior servicer and biweekly payments were not offered. The agent advised no late fees were against the account. They also discussed refinance options. The borrower scheduled a payment for $X.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100098	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower was advised of account status and unpaid balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100099	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called because they could not make a payment online. The agent advised the account showed it was due for XX/XXXX, but since the borrower was unsure whether they made the XXX payment, they scheduled a payment for $X.XX to be safe.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100101	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The welcome call was completed with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100102	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in inquired about heloc and refinance origination and of the guidelines.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100103	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in to request an escrow analysis due to a decrease in their homeowner's insurance premium and increase in property taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100104	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called regarding payment preferences and expressed interest in converting to a biweekly draft. The agent advised that the request would be reviewed and appropriate steps taken to assist with the conversion.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Per comment on XX/XX/XXXX, a modification was completed on XX/XX/XXXX.
XXXX	2026-HYB1-100105	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in and requested a copy of documents from construction loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100106	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to address the issue with the mortgage transfer and the escrow account. The agent identified the problem as the loan being classified as a commercial instead of residential property loan. The agent advised of next steps to rectify the error.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Per comment on XX/XX/XXXX the loan was modified.
XXXX	2026-HYB1-100107	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in to advise that the payment was made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100108	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in and requested a copy of XX form to be emailed them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100109	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to find out why the mortgage payment increased. The agent advised it was due to an escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Per comment on XX/XX/XXXX, a modification was completed before acquisition of the account.
XXXX	2026-HYB1-100110	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to discuss the escrow balance and provide new insurance company information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100111	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower gave permission for a call back to an authorized third party. The call was in regard to a letter received requesting proof of insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100113	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to discuss payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100114	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called for assistance with resetting the password.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100115	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called about a mortgage survey they wanted to complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called and stated was not able to make online payment. Agent advised loan still boarding.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100117	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called for general account information and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100118	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the servicer contacted the borrower for payment. The borrower scheduled a payment for $X.XX on XX/XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to discuss an escrow check sent in. Agent advised not received and to cancel it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100120	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower wanted to know the best way to pay escrow from a refund. The agent advised them to cash the check and then make a payment. The borrower made a mortgage payment for $X.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: Per comment on XX/XX/XXXX the property is tenant-occupied. Per comment on XX/XX/XXXX a modification was verified as being completed by the prior servicer.
XXXX	2026-HYB1-100121	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100122	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100123	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower said had issues with autopay and missed a payment because it was not withdrawn. The agent restarted autopay and took one payment for $X.XX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower had set up autopay, but it did not withdraw the payment and a payment was missed. The agent restarted the autopay and took payment. No further action was taken, and the dispute is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100124	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called and made the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100125	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to discuss the payment made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to discuss the flood policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100127	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100128	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called and added a person for life of loan. Also made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100130	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Per comment XX/XX/XXXX, a modification was completed XX/XX/XXXX.
XXXX	2026-HYB1-100131	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to discuss general account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding the general information related the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100134	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to update the draft amount of $X.XX extra to $X.XX each draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Per comment on XX/XX/XXXX, a modification was completed on XX/XX/XXXX.
XXXX	2026-HYB1-100135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding escrow shortage, has question about homestead exemption and shortage amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100136	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to confirm payment was scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100137	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called with inquiries regarding the escrow account and the payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Per comment on XX/XX/XXXX a modification was verified as being completed by the prior servicer.
XXXX	2026-HYB1-100138	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in for an escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Per comment on XX/XX/XXXX, a modification was completed on XX/XX/XXXX.
XXXX	2026-HYB1-100139	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX borrower called because was having trouble making a payment online. The agent advised the account was still onboarding. Since the borrower did not want to make payment by phone, the agent advised to try again next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Per comment on XX/XX/XXXX a modification was verified by the new service provider.
XXXX	2026-HYB1-100140	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower wanted to know why only paid $X.XX for insurance last year and now has a bill for $X.XX this year. Borrower was transferred to the insurance department. The agent confirmed it was paid through escrow and the check was sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: On XX/XX/XXXX the new servicer verified a modification on the account.
XXXX	2026-HYB1-100141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to request a XX month payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100142	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Co-borrower called to regarding data verification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100143	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100144	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called for assistance with making online payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100145	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to request to remove escrow account as it was originally non escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100146	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Outbound call regarding a short payment, and borrower canceled and made another payment that included fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to inquire about a recast with new servicer. Agent advised that a recast is not an option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100148	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to discuss escrow increase due to taxes and insurance. Agent assisted and verified zip code, and discussed escrow analysis and shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100149	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called for assistance with online payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100150	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to make a payment and set up auto-pay going forward.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100151	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding a payment that was returned despite having auto-draft set up. Agent advised that they do not accept electronic funds transfers, but provided other options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100152	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100153	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100154	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called for assistance with online portal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100155	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called for assistance setting up auto-draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100156	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Outbound welcome call. Borrower could not speak since they were driving, but requested an email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100157	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in about payment history and wanted to know if payment was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100158	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Servicer called regarding service transfer and confirmed automatic payments are active on account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100159	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower declined to setup automated payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100160	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100161	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to discuss service transfer. Servicer confirmed contact information and loan terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100162	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to discuss about taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100163	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower discussed XXX damage claim for damages to their XXX, which the XXX and XXX occurred on XX/XX/XXXX. Advised them that they would need to create a claim with their insurance company in order to process a claim check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX and XXX damage was noted with a date of loss of XX/XX/XXXX. This caused damage to the XXX. Claim was filed and claim check in the amount of $X.XX. Initial draw of $X.XX was noted on XX/XX/XXXX and final draw of $X.XX was noted on XX/XX/XXXX. Claim was closed on XX/XX/XXXX but there was no evidence of 100% inspection on file or damage being resolved.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to check when escrow account will be deleted and servicer advised to check on the following day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100165	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to request assistance with setting up online access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100166	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to request copy of loan document. Servicer emailed document and stated copy would also be available online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100167	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower requested assistance with setting up automated payments online. The agent advised that the loan is still boarding so ACH could not be setup. A one-time draft was taken by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100168	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called for assistance with online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100169	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower stated that it was not a good time to speak and will call back to setup ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100170	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in and wanted to know how to make a payment on the website.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100171	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to and emailed XXXX taxes and insurance. Servicer helped borrower with website
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower set up automated payments for XX/XX/XXXX as well as making a one time payment of $X.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding service transfer and to verify insurance information was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100174	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to verify on tax payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100175	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower declined ACH set-up The escrow change was discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100176	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to set up automatic payments on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100177	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had a payment related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100178	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100179	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100180	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  An agent assisted the co-borrower with updating their insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100181	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100182	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100183	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100184	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower inquired on an increase on their mortgage payment of about $X.XX. Advised them that the increase was due to higher taxes and insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100185	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100186	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to check the status of the account and to submit a request for appraisal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100187	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower inquired about the mortgage company that was handing their payments. Provided the borrower with the servicer's information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100188	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had an account related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100189	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100190	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had an escrow related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100191	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding escrow option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100192	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100193	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had an ARM related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100194	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower made a promise to pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100195	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower declined to setup automated payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100196	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower inquired about payment methods.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100197	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower scheduled a payment in the amount of $X.XX and signed up for automated payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100198	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  As per comment dated on XX/XX/XXXX. Borrower called stated can't log in web needs to regarding as a new customer. Need to see if we are going to auto adjust ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100199	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100200	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  An authorized third party called to confirm that the payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100201	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in to scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100202	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had an escrow disbursement inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100203	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to inquire about the change in his interest rate to XX%. Servicer informed them that XX% is the maximum rate as per his agreement. Borrower acknowledged the information and mentioned they would review it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100204	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had a payment related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100205	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower stated that they had changed insurance companies and wanted to know the name of the company on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100206	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower stated that they are looking to pay off the loan but will speak with other borrower first. Borrower made a payment in the amount of $X.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100207	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100208	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower completed welcome call and scheduled a payment in the amount of $X.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100209	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to request an XX form in email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100210	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had a payment related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100211	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100212	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The welcome call was complete and the borrower had questions in regard to setting up bi-weekly payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100213	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower completed welcome call, signed up for automated payments, and scheduled a payment in the amount of $X.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had an account related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100215	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100216	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower completed welcome call and was advised of payment next due date of XX/XX/XXXX. Borrower made a payment for XX/XX/XXXX in the amount of $X.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100217	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower inquired on check that they received. Advised them of escrow overage. Borrower disagreed with the overage and advised them that an escrow statement would be sent to them. Advised them that, if they still don't agree, they could submit a dispute with proof. Borrower also inquired on interest rate and when it changed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100218	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had a question about their loan's boarding.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100219	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower stated that they were confused with the timing of the escrow payments. Advised them that the payments were made in XXX. Borrower requested to remove the escrow from the mortgage and advised them of the requirements. Borrower also was advised of the escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100220	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower's requested all communication be done via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100221	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had an account related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100222	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower completed welcome call, made XXX payment in the amount of $X.XX, and set up automated payments to begin on XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100223	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had an account related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100224	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower completed welcome call and was advised of loan being due for XX/XX/XXXX. Borrower made a payment in the amount of $X.XX. Borrower also noted that they did not receive the welcome kit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100225	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100226	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called regarding a recent payment made through bill pay on XX/XX and expressed feeling insulted by the collection call. The agent advised they noted the borrower's name and contact number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100227	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100228	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in to set up their auto-draft payment schedule.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100229	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower wanted to know why the payment has not drafted their account. The agent advised that the account is still being setup. A payment was made by phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100230	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower stated that they could not make a payment online. Advised the borrower that the account is still boarding.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100231	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100232	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100233	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to discuss the service transfer and was transferred to the insurance department to update the insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100235	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100236	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regard to escrow shortage and advised that they have changed their insurance company. Borrower requested a new escrow analysis to be emailed to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100237	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower requested a payment deferral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100238	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to find out why they are unable to setup an online payment. The agent advised that the account is in the process of being transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower completed welcome call and advised them on payment methods.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100240	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100241	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had a payment related inquiry.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower initiated a verbal fee dispute against the Servicer on XX/XX/XXXX; the dispute was resolved the same day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100242	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower inquired eliminating PMI payment and was advised current ratio is at XX% and it needs to reach XX% to be removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100243	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to inquire about account number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to make a payment of $X.XX + $X.XX processing fee. They decided to call back later, as they did not want to pay the processing fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100245	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they wanted to change the payments to start in XXX for assistance. The customer was informed the payments can only change XX days before XX days in advance. The borrower also inquired about making the escrow payments separately and they were informed that is not possible due to a prior loan modification in XXXX and they requested a copy of the loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100246	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100247	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called to find out why can't make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100248	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower accepted e-statements and verified mailing and  property address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they wanted to make a payment. The customer was informed the loan is still in the boarding process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100250	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called and verified account information.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded within XX days and no further communication from mortgagor.  As per the comment dated XX/XX/XXXX indicates borrower disputing the loss mitigation term and resolution was provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100251	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they were inquiring on the late notice they received. The customer was informed they are behind on payments. The borrower stated they are on ach payments. The customer set up an ach payment for XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputing why there were reporting late when they are on ach payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100252	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to setup online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100253	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Called and spoke to borrower who stated Servicer attempted to draft the payment from Bank account again. The borrower stated will connect agent with personal Banker.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment Dispute regarding insufficient funds.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100254	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100255	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they wanted to make sure the mortgagee clause and loan number were updated. The customer call was transferred to the insurance department and the mailing address was provided to the customer for the mortgagee clause.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Verbal and the reason is Insurance.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Insurance Dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: A loss draft claim was filed, due to wind damage, on XX/XX/XXXX. As of XX/XX/XXXX, all claim funds have been endorsed and released and the claim is closed.
XXXX	2026-HYB1-100256	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to check the status of the account  and want to remove the private mortgage insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100257	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regards to escrow shortage being paid and payment adjustment advice payment has now been adjusted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100258	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Agent called borrower to advise on private mortgage insurance requirements and procedure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100259	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called since inspection is requested and we have adjustor report. Advised inspection will contact within XX-XX business days and new claim check is still in transits.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: A loss draft claim was filed, due to XXX and XXX damage, on XX/XX/XXXX. The final inspection was received on XX/XX/XXXX, confirming repairs were XX% completed. As of XX/XX/XXXX, the claim is closed and all funds have been disbursed. As of the review date, there is no evidence of unresolved property damages.
XXXX	2026-HYB1-100260	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX to inquire about escrows and was advised there was an escrow shortage from previous servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100261	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they requested for lender assistance for a refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100262	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to inquire about removal of PMI was advised of paperwork requirements have been sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100263	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100264	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called regarding the steps to follow. The agent advised they will ensure a billing statement is generated and sent, and will call back to provide a status update.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100265	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to inquire about PMI removal was advised about the LTV XX%.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100266	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they were interested in a refinance. The customer was informed would need to transfer to the refinance department but they were not available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to inquire about receiving statements and also payment address. The agent provided two payments addresses and provided two payment addresses.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100268	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX to inquire about escrow shortage payment made and was advised of new payment amount.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The Commentary on XX/XX/XXXX states the escrow shortage was paid, and the payment should return to the original amount. The Borrower was advised due to the change in insurance and taxes the payment increased. The dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100269	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Outbound call to borrower third party answered stated the borrower was not available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100270	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to discuss the escrow shortage. The agent advised that the shortage is spread over XX months, which results in an increased monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100271	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower contacted and declined ACH payments and e statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100272	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they set up a payment for XX/XX/XXXX. The customer wanted to be set up on ach payments for XX/XX/XXXX. The welcome call was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100273	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX to set up automatic payment withdrawal on the account and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100274	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in stating received a letter stating payment is behind was advised that the payment was short. Borrower scheduled the remaining of the XXX monthly mortgage payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100275	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in to discuss their change of insurance carriers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100276	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100277	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to request the XX to be sent via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100278	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding inquired about escrow balances and explained the guidelines.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100280	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100281	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding account. Agent advised that the initial escrow analysis dated XX/XX/XXXX was explained, including the escrow shortage and the new payment amount. Agent advised that the payment will be updated on XX/XX/XXXX and confirmed that the borrower has paid the shortage, which will be made effective. Agent also advised that a late charge freeze will be placed on the account. Additionally, borrower requested guidance for spouse to update authorization, which was provided. Agent advised that payment should be taken without late charge and confirmed that task type XX-RFC was explained.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100282	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100283	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they stated they have a medical emergency and will not be able to make XXX payment. The borrower was sent over to loss mitigation and they set up a payment for XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100284	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower was called on XX/XX/XXXX in reference to account. The Borrower was advised of payment amount and scheduled a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100285	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Solicitated ACH payment option borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100286	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100287	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to inquire about having the escrowed removed was advised due to past modification unable to assist.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Verbal and the reason is insurance.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Insurance dispute about refund and new policy information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100288	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they stated having a problem with their bank and electronic payments. The customer was informed the system does not take electronic checks and in the future the bank needs to send a physical check. The customer set up an online payment for XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100289	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100290	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to inquire about increase in payment and was advised of escrow shortage.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed increase in payment and was advised it was due to escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called to make a payment and set up ACH effective XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100292	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to discuss refinancing options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower was called on XX/XX/XXXX in reference to the account. Information on the account was verified,and the Borrower was advised of payment amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100294	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower was called to inform account is up to date and updated borrower regarding due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100296	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to make a payment of $X.XX and making a large one-time payment and requested wiring instruction via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100298	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they declined ach payments. No further information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100299	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower was advised account number was incorrect.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100301	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in about the XXXX tax exemption amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100302	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding escrow shortage and made payment of $X.XX towards escrow. Borrower also stated they will be sending tax information has exemption.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX in reference to the account and escrow shortage was discussed. Borrower was advised of payoff. Borrower was also advised can shop around for homeowner insurance and get a tax assessment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Discussed ACH and borrower was not interested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The agent called the borrower regarding the return payment. The borrower stated is aware of it and did it to stop the ACH with their Bank and set it up with XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100306	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100307	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they were inquiring on the missed mortgage payment. The customer was informed the payment was missed for XX/XX/XXXX and was reported to their credit. The customer set up payments for the missed XXX and XXX payments. The agent set up auto payments starting XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100309	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to check the status of the account and total amount due details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they were inquiring on the interest rate. The customer was informed their is no cap on the interest rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100311	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Insurance agent called in discuss insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100312	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower requested payment schedule.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100313	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to check the status of the account and gave authorization.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100314	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100315	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower they had concerns about their mortgage payment increase from XXX to XXX. The customer was informed of the clause in the documents.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment Dispute. The customer is upset that the payments have increased.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100316	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower declined ACH payment option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100317	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to pay loan and scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100318	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regard to claims.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100319	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Authorized Third Party called on XX/XX/XXXX to inquire about mortgage payment amount. The escrows were discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100320	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100321	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100322	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to know information on recast.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100323	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to inquire about how to remove PMI.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100324	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they needed assistance updating their homeowners insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regard to escrow shortage. Advised to borrower payment went up due to taxes and insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX to inquire about when the mortgage adjustable-rate date will change. The Borrower was advised the date will change on XX/XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100327	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they wanted to know when the loan was acquired. The customer was informed the loan was acquired on XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated X/XX/XXXX, property loss due to XXX and Date of loss is XX/XX/XXXX. As per comment dated X/XX/XXXX, check endorsed and release in the amount of $X.XX. Check will be sent endorsed and released via regular mail to borrower. As per comment dated X/XX/XXXX, borrower called sending new claim check in the amount of $X.XX for the same claim advised by the agent. Insurance company will email the adjusters report next step. As per comment dated X/XX/XXXX, check endorse and released in the amount of $X.XX. As per comment dated X/XX/XXXX, check in the amount of $X.XX sent via regular mail to the client. As per comment dated X/XX/XXXX, called borrower and informed clam check arrived and holding for updated AWS only up to XX/XX/XXXX as per borrower, they did not get any UPD AWS just sent receipt and invoice to confirm fence repaired and tree removed. As per comment dated X/XX/XXXX, check endorsed and released. Claim closed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100328	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX added a Third Party to speak on account and was advised the mortgage is still in the boarding process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100329	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower received a welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100330	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower completed the Welcome call. The customer wanted to set up ACH for XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100331	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they set up ach for XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100333	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100335	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to get account information. Sent copy of adjustment of mortgage and confirmed the next payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100336	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to set up ACH payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100337	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100338	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they wanted to know why their payment through their bank was rejected. The customer was informed not showing any payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding premium. Advised to borrower follow up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100340	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100341	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100342	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX to advised of double payment issue. There was a payment reversal requested for the extra payment to apply to the principal payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100343	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100344	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to inquire about shortage and was informed of increase taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100345	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they wanted to have the arm documents sent to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100346	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower was called on XX/XX/XXXX in reference to payment due and stated prefer to go in person to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100347	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to let know going to pay more for taxes. Advised way to make extra payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100348	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX stated will make XXX payment online and all information was updated on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100349	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower they needed assistance logging in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100350	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100351	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to discuss the Escrow shortage and wanted to pay it in full. The agent explained could make the payment online, but would need to call back to have funds applied to the shortage. The borrower authorized the payment and requested an email confirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100352	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower returned a call on XX/XX/XXXX and inquired about rate change date and was advised the rate will change on XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100353	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they wanted to have the PMI removed and they were informed it was rejected due to the LTV. The customer requested a manager but they were all in a meeting. The customer was informed a call back request will be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100354	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX to confirm new Homeowner Insurance coverage on the account and was advised the information was updated. The Borrower was also provided with escrow information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100355	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding due date change. Advise its due to grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100356	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they stated the previous service provided had placed a lien and they needed it resolved. The customer was informed paying it off will not resolve it and they need to email the research department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated XX/XX/XXXX, there was a damage to the property. No comments found regarding insurance claim filed and no comments found repairs are started or 100% completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100357	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Servicer called the borrower to let the borrower know that the private mortgage insurance to be removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100358	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX in reference to transfer homeowner insurance companies. The call was transferred to the insurance department for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100359	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Called and spoke to the borrower. The borrower declined the ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100360	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to set up autopay and discussed the payment history on the account. The borrower also scheduled a one-time payment of $X.XX for XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100361	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower was called on XX/XX/XXXX in reference to the account and stated will set up automatic draft for payment withdrawal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100362	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they were calling in regards to their insurance claim due to XXX damage. The customer was informed of the check process and to call the insurance company and request a new check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX comments indicated that there was XXX damage noted to the property. Borrower was requesting a new check. No further information provided. No indication of repairs at 100%.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100363	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The customer called in to discuss the hazard insurance policy and verified the policy dated XX/XX/XXXX was on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100364	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called in to request assistance with making the Mortgage payment. The borrower had difficulties resetting the password and making the payment online. The agent helped set up an automatic payment from borrower checking account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  XX/XX/XXXX: OBC. Payment reminder. The borrower stated already made the XXX payment. The agent advised the borrower to provide proof of payment via the customer support email for payment research.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100365	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100366	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower was called on XX/XX/XXXX in reference to the account and the Borrower hung-up the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100367	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to inquire about payment schedule.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100368	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The customer called in to discuss options for bi-weekly payments and requested to be transferred to a different servicer. The representative confirmed there was no option for bi-weekly payments or for the borrower to choose the service provider. The customer planned to look into refinancing and ended the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX inspection report for XX%-XX% result received. Comment dated on XX/XX/XXXX pending inspection for grater than XX%. On XX/XX/XXXX received inspection result XX%-XX%. Claim closed. XX/XX/XXXX indicates claim filed for XXX damages. Date of loss XX/XX/XXXX, claim was classified as monitored.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100369	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to follow up on PMI removal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100371	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they had questions regarding their insurance escrow payments. The customer was informed there was a discrepancy with the insurance department and they were connected with an agent.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Verbal and the reason is Insurance.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The customer has an insurance dispute and the agent recognized the discrepancy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100372	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to inquire about the property address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100374	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The customer called in requesting a payment of $X.XX to be made toward escrow.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within XX days and no further communication from mortgagor.  On XX/XX/XXXX, credit dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100375	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to verify account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they wanted to make an escrow shortage payment. The customer stated went through a divorce and they were awarded the house. The customer was informed to send in the divorce decree.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100378	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The customer called in to provide proof of insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100379	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in and declined the Welcome call. The borrower wanted to do a partial release.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding property address correction.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100381	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100382	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in wanted to know about when next escrow analysis is there.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100383	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The customer called to make changes on the ACH payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX to inquire about the recast fee and eligibility on the loan. The Borrower was provided with the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100386	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called in, completed the welcome call and verified all information transferred correctly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100388	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they wanted to inquire on the status of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100389	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100391	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The customer called in to set up auto payment and completed the welcome call. The representative confirmed general information and verified changes could be made once the loan was fully on boarded.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100392	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower was called on XX/XX/XXXX in reference to the account and Borrower denied automatic payment withdrawal on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100393	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to have the payment updated since borrower paid the escrow shortage in full.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100394	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The welcome to new servicer call was completed and the borrower requested to have the PMI removed from the loan. The representative confirmed the LTV would need to be at XX% before removing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100395	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to inquire about escrow balance servicer advised of escrow shortage payment for $X.XX borrower made payment and requested to adjust the XX/XX/XXXX mortgage payment servicer explained the guidelines.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100396	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100398	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and completed the welcome call and the borrower wanted the loan number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100399	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX to inquire about escrow refund from previous servicer and was advised the escrow team will research the issue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100400	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower confirmed general information on the account went over payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100401	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100402	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower completed the welcome call, confirming general information. The servicer discussed payment options and verified website access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100403	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they were inquiring on the escrow analysis due to a recent switch in insurance. The customer was informed it will take XX to XX business days for the new escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100404	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX to inquire about when the adjustable-interest rate date expires.  The Borrower was advised can review the loan agreement and provide the necessary information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Customer called to have payment adjusted. Advised customer of shortage received on XX/XX/XXXX was not complete. Customer paid $X.XX to complete the escrow shortage of $X.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100406	2	[2] Payoff has been requested within the last 60 days [1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in to request a payoff and check the status of the check sent out. The representative confirmed that the check was returned due to missing endorsement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  There is an active claim open and pending litigation. On X/XX/XXXX an insurance claim check was issued IAO $X.XX. On X/XX/XXXX the borrower sent an email requesting the status of the check however the representative confirmed that the check was mailed back due to missing endorsement and XXX submitted a denial letter. There are no further information provided since the service transfer and the damages are not evident. Per servicer on XX/XX/XXXX, funds have been received and they are monitoring the disbursement of claim funds.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100407	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to find out if there is a lien on the property. The agent advised no, but the borrower insisted that there is a lien on the property according to the Lender. The agent advised the borrower to send the Document to XXX, and agent provided the Customer Service email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100410	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in and was advised no BK. The agent informed borrower loan boarding pending and to call back in two days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100411	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The customer called in to check the status of the depreciation check. The representative confirmed that the check was being processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The customer submitted a claim for XXX damage from X/XX/XXXX. The borrower reported a XXX caused damages to the home. There was a claim submitted and funds released IAO $X.XX. There was a depreciation check refunded which was issued on the XX. Per notation on X/XX/XXXX the claim has been endorsed and released labeled closed. The status of the damages is not evident, and borrower is pending a refund check to date.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100412	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The agent called and spoke to co-borrower to complete the Welcome call. The co-borrower requested the Escrow be set-up as borrower has a cheaper Policy. The agent assisted with account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100414	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX to set up automatic payment withdrawal on the account. Borrower was advised the loan is still boarding and have to wait until it fully boards to set the account up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100415	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding escrow balances and requested clarification on the escrow shortage. Agent advised the borrower of the shortage amount of $X.XX, explained the available options, and confirmed that the payment was made today. Borrower also inquired about adjusting the XX/XX/XXXX mortgage payment and requested information on escrow removal. Agent advised the borrower of the applicable guidelines for this specific loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100416	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called in to make a payment and agent advised account still boarding and once completed, once completed will reach out. Contact number was updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100417	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100418	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX to inquire about payment increase and was advised it was due to an increase in Homeowner insurance. The Borrower scheduled an escrow shortage payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100419	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in to speak with XXX for early intervention.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100420	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100421	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding an escrow shortage and stated that they paid $X.XX towards it. Borrower requested that their payment be adjusted accordingly. Agent advised that a request for a new escrow analysis has been submitted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and authorized third party. The customer was made aware of the ach and all of the borrowers information was updated. The borrower declined the ach payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100423	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments indicated a payment in the amount of $X.XX was made and the confirmation number was provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100424	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, Borrower declined an automatic draft for payment and stated will manage payments online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100425	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding escrow analysis and inquired about escrow options. Agent advised that the escrow overage check of $X.XX issued on XX/XX/XXXX (check number XXX) was voided, and a new check was reissued to escrow as requested by the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100427	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX and Loss Mitigation was discussed. The Borrower also inquired about a Forbearance Plan and refinancing the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100428	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they were informed no payment has been received on the account. The customer stated they sent the payment out and they were informed to check with their bank.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  The borrower stated when the loan was transferred a payment was missing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100429	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100430	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments indicated the payment was to be made once the borrower returned from vacation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100431	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower verified all the account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100432	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments indicated an inquiry call as to when payments could be made; response was once the loan had boarded.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments indicated no definite response was provided on the automatic payment set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100434	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to disucss the insruance and payemnt options.  The homeowner inquired about stopping escrow aqnd making bi-weekly payments. The agent explained that bi-weekly payments were not longer offered; but suggested scheduling manual payments every XX weeks.  The customer plans to send a handwritten letter regarding the escrow issue.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On XX/XX/XXXX the homowner disputed being charged for the insurance premium; stating that it had already pays own insurance.  The servicer advised that a written request has to be submitted to have the loan changed to non-escrow.  The dispute appears resolved as the homeowner plans to send the written request as of XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and completed welcome call and assisted with online assistance. The customer set up ach for XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100436	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100437	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to inquire about setting up account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100439	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called stating that is not able to make the payment online.  The agent advised that the loan is still boarding and would need to wait before scheduling payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100440	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to inquire about payment change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments indicated a payment application error was made after the $X.XX recast. A payment in the amount of $X.XX was added to XXX. The funds were allocated in a suspense account and would be applied to XXX and XXX correctly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100442	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called and discussed the escrow analysis and refund check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100443	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower declined auto draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100444	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding new policy and evidence of insurance updated. Agent requested payment by regular email and agent advised to cancel and deposit was refund check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100445	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower was informed that it is not the servicer's policy to allow the removal of only a portion of the escrow account.   An escrow waiver form was mail to the homeowner.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100446	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments indicated an inquiry was made to verify the exemption had been applied in order to lower the monthly payment. A XX% deduction was applied, however, the XXXX taxes were to be prorated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100447	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to change the auto payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100448	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to ask why received an escrow surplus refund check when the payment has slightly increased by $X.XX a year.  The agent confirmed that the insurance had increased.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100449	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to inquire about account issue and if payments were going towards principle.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100450	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to req
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100451	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding an escrow account information and escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100452	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower was informed that the payemnt can only be made once the loan fully boards and was encouraged to give it some time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100454	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Co-borrower called in regarding setting up the payment due to the amount involved. Borrower requested to initiate one draft. They authorized the payment amounting to $X.XX. The transaction was recapped and they agreed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100455	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to discuss payment allocations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100456	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrowre called to inqauiry about the escrow payemnt change.  The escrow analysis was discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100476	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100477	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Outbound call to Borrower who advised that their spose made the XXX payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100478	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to update account information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100479	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to inquire about changing payment method.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100480	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower advised that did not receive the welcome kit.  The agent confirmed that the loan is due for XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100481	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to advise will manage payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100482	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Authorized third party called to set up payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100483	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called and completed the welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100484	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower verified contact information during the welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100485	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to inquire about paying off mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100486	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to make principal payment on account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute was noted in the comments and on XX/XX/XXXX, the servicer confirmed that the dispute has been resolved. All the borrower’s concerns have been addressed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100487	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The authorized relative called to reset the account username and password for online access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to see if payment posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100489	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100490	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower accepted having online statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100491	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100492	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called and was provided loan number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100493	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100494	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100496	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100497	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments indicated a mandarin interpreter for a double payment dispute. A refund was to be issued by XX/XX/XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated a mandarin interpreter for a double payment dispute. A refund was to be issued by XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100498	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in to complete welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100499	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called and scheduled a principal payment of $X.XX towards the mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100500	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments indicated a payment in the amount of $X.XX was scheduled and kept the payment ahead.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100501	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100502	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100503	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called due to issues with mortgage statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called and scheduled a payment for $X.XX with the agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100646	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called inquiring about repayment amount due to loan increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100505	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Thje borrower called and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100506	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100508	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100509	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments indicated added an authorization for the son as an authorized third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100510	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100511	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower scheduled a payment and set up recurring payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100512	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments indicated autopay was set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100513	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Welcome call completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100514	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100515	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower enrolled for the automatic payments online.  The contact information was updated.  The agent provided the next due date payment and amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100516	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments indicated skepticism on making the payment to the Servicer vs the Lender.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100517	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100518	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments indicated a mandarin interpreter was requested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100520	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower was advised of new payment due to escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments indicated a mandarin interpreter was requested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments indicated the Borrower was informed of the servicing transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100523	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to inquire about billing statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100524	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower requested escrow surplus be applied to principal balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100525	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in to check if the payment was made and was advised it was not received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100526	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100527	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100528	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower was called on XX/XX/XXXX in reference to account and a payment was scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100529	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called regarding double payment and asked if it was applied to principle.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX and was provided with details on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100531	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100532	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to inquire about loan number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100533	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX to set up automatic draft for payment on the account and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100534	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower was contacted for ACH soliciting and refused.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100535	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they set up a payment and they accepted ach for XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100536	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Welcome call completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100537	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX was provided with information on the account and payment methods. The Borrower set up automatic withdrawal of payments on the account to start on XX/XX. The Borrower also scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100538	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100539	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to inquire about reducing the interest rate and making a principle only payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100540	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100543	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower was advised payment was due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100544	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they stated payment was returned for invalid account number. The customer was informed to set up another payment with a different account and a payment was set up for XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100545	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower stated that if there is a surplus in escrow at any time to apply the surplus to principal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100547	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they wanted to go over the debits and credits on the account. The customer was informed of escrow and tax credit adjustments on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100548	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to make an extra payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100549	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX made a payment and set up automatic withdrawal of payments on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100550	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100551	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Welcome call completed, borrower set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100553	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower was called on XX/XX/XXXX and stated will call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100555	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they declined to complete Welcome call. The customer stated they will be sending a principal payment for $X.XX and wanted to confirm t he address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100556	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower received a payment reminder and stated they would call back to set up ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100557	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100559	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called to request the XX for XXXX and was advised no documents uploaded on account and to reach out to prior servicer. The agent provided loan number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100560	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100561	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100562	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100563	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100564	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and an agent went over the servicing transfer and confirmed the payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100565	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100566	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to make a principal payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100567	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower contact scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100568	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100569	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they stated it was not a goo time to speak.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100571	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in to set up automatic ACH on account. ACH set up for the XX of each month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100572	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100573	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and a payment was set up and they were informed when the statements are sent out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100574	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100575	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100576	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in to reset the online passcode and discussed making large payments via wire transfers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100577	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had a payment related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100578	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borower made a $X.XX payment toward the principal balance and confirmed auto pay starting XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower set up one time payment declined ACH option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100581	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the Borrower authorized Third Party to speak on account for life of the loan. The Third Party requested to set up automatic withdrawal of payments on the account and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100582	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contacted borrower spoke to third party and stated borrower was not available left message to call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100583	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they were concerned about the incorrect account number. The customer was informed the account number will be corrected on the next statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100584	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments indicated an inquiry as to the tax amount on the property; a follow up was to be made with the tax collector by the Borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100585	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in to discuss the recent service transfer, discuss general account information, and made a payment of $X.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100586	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100587	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100588	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100590	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower contact and set up ACH payment option.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100591	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100592	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to schedule a payment of $X.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments indicated an inquiry if the policy had been paid and to see what it covered; informed to contact insurance agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100595	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower completed the welcome call with the new servicer and scheduled a payment of $X.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100596	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they were not comfortable verifying information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100597	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Unauthorized third party called about payoff request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100598	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100599	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called and verified account information. The borrower also made a payment and expressed intention to set-up online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100600	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX authorized Third Party to speak on the account. Interest rate changes, payoffs, and refinancing was discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100601	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower requested an interpreter and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100602	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower discussed the payment increase due to an escrow shortage. The customer planned to pay the shortage in order to reduce the payment back to the original amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100645	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower requested monthly statement was sent via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100605	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100606	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower completed the welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100607	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they were inquiring on a returned check. The customer was informed a new check was sent on XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100608	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower requested bank account change for ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100610	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in for assistance with password and scheduled a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower wanted to know how long it takes for payments to post.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100612	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The customer called in requesting the confirmation number for the most recent payment. The servicer offered to set up auto pay, however, the borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100613	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100614	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments indicated Borrower called with spouse and informed the loan was still in the process of boarding.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100617	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to inquire about escrow refund check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100618	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments indicated a payment in the amount of $X.XX was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100620	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The agent called, Welcome call attempt, spoke to the borrower who stated English was not good and hung up before call could be transferred to an Interpreter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100621	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Welcome call completed, borrower signed up for ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100624	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The customer scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100625	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100626	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100627	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called, provided account information and inquired about The Escrow account Balance and shortage amount. The borrower wanted to pay-off the shortage immediately and the agent processed the payment. The agent also explained that the next month's payment would be adjusted after an escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100628	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100629	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to inquire about how many months behind she was.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100631	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The servicer completed the welcome call and informed the borrower on payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100632	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments indicated it was tenant occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100633	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contacted the borrower and they declined ach but set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100634	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100635	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Third party insurance agent called in to speak with the insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100636	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments indicated an inquiry if company participated in XXX refinancing; participation was confirmed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100637	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100638	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower advised that they changed insurance carriers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100639	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments indicated a follow up on XXX release and concern about the delay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comments indicated an updated payoff was sent on XX/XX/XXXX.
XXXX	2026-HYB1-100640	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100641	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to inquire about the status of account and payment details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100642	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX to inquire about Servicer transfer and was provided with the information. Borrower was advised of payment due and stated sent the check to the previous Servicer. Borrower was advised to find out of checks were cashed and to reschedule automatic withdrawal of payments with new Servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100643	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower confirmed the account was due for XXX and went over general account information since the service transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to get loan number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100473	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower completed the welcome call. The customer set up an ach payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100650	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments indicated a request to update insurance carrier was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100648	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called for assistance setting up online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100647	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had a modification related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100651	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower wanted to update phone number and e-mail for secondary verification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100653	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower expressed dissatisfaction with the servicer's handling of the escrow and insurance payments, which led to over charges and rejected payments. Borrower stated that they tried to resolve the issue multiple times, which included sending in documents and calling without response. Borrower was upset with it being not resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100654	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called and made payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100655	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower discussed payment and was advised that the payment was denied due to insufficient funds. Borrower requested for the payment to be tried again and advised them that a second attempt would be within XX business days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100656	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100657	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called for assistance with online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to discuss escrow shortage on account; stated payment was made to escrow. Servicer submitted order for new escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100660	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100661	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100662	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had an account related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100664	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had an interest rate inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100667	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they wanted to know what their rate change will be on their seven year arm loan maturing. The customer was informed can not determine until XX/XX/XXXX. The borrower had questions about their escrow analysis. The borrower was informed the next rate adjustment will take effect on XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100668	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100669	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100670	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in to check on the status of their loss draft funds (Full endorsement/release of funds on aged non-monitored claim; damage is presumed to be resolved due to lack of subsequent mention of unresolved damages).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100671	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower discussed claim and requested additional funds. Borrower stated that all that left to deal with is the XXX (Full release of duns on aged non-monitored claim, damage is presumed to be resolved).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100672	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100673	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100674	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had a payment related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100675	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100676	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100678	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100679	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100680	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding making large principal payment and recasting loan to lower payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100682	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100683	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100684	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Authorized third party was provided with mortgage clause.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100685	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100686	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower discussed returned payment being due to payment increase. Advised them that the interest rate increased in XXX from XX% to XX%.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100688	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower stated that they are sending insurance bill to be paid and advised them of not having current insurance information on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100689	3	[3] Title Issue -: Liens not Perfected	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  There is water/sewer lien on title noted on XX/XX/XXXX. Full amount of $X.XX is pending disbursement from escrow. There is no evidence payment was sent of lien was released.  There is water/sewer lien on title noted on XX/XX/XXXX. Full amount of $X.XX is pending disbursement from escrow. There is no evidence payment was sent yet or that  lien was released.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100691	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding homeowners insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100694	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100695	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100696	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in to make sure their property taxes are paid and current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100698	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called on XX/XX/XXXX to confirm escrow account was closed and verify payment made. It was confirmed the escrow account was closed. There was a misapplied payment that was applied correctly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100702	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100703	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called for assistance with online account and automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100705	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had a payment related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100706	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower inquired on confirmation of a recent payment that they made. Advised them that payment is pending and that text confirmations may no longer be sent. Borrower also discussed an asset split that they did with the other borrower and advised them that they can send in court documentation to remove the other borrower's name without the need of refinancing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100708	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100709	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100710	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100711	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower wanted to adjust the automated payment to include an additional principal payment. Payment was adjusted for the XX/XX/XXXX payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100712	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100713	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100714	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100716	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100717	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100721	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100723	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100724	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower stated will make payment by XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100726	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100727	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100728	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to confirm new insurance policy documents were received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100729	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to confirm payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100730	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100731	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100734	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in to request a loss draft inspection (Full endorsement/release of funds on aged non-monitored claim; damage is presumed to be resolved due to lack of subsequent mention of unresolved damages).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100735	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100736	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100737	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in about the insurance policy payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100738	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in for insurance claim information (full endorsement/release of funds on aged non-monitored claim, damage is presumed to be resolved).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100739	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and they processed a payment and will set up new automatic payments for XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100740	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100741	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100743	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100744	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100745	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to confirm payment was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100747	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The customer called in a payment of $X.XX from the escrow refund, however, the system was down. The representative asked the borrower to call back at a later time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100748	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower stated that XXXX taxes were appealed and lowered and was advised to send in tax bill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100749	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100750	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100751	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100752	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding homeowners insurance payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100754	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100755	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100756	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to confirm payment was recevied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100760	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100762	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding recent escrow analysis and property taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100763	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called about a returned payment was due to change in bank account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100766	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding interest rate and buy-down process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100767	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100768	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The Borrower called and inquire about the Principal Balance on the loan and requested a Payoff statement. The borrower also inquired about the breakdown of the monthly payment, and the agent explained what the last monthly statement showed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100770	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100771	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Contact with the borrower and were inquiring about recasting their mortgage after making a $X.XX payment. The customer stated they were informed a $X.XX minimum payment is required to initiate the recast process. The borrower was informed about payment options including making payments of $X.XX each.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100773	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100774	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to confirm automatic payments are set up on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100775	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in to inquire about tax information and escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100776	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower is upset that the insurance policy premium was paid even though the borrower stated not to.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100779	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100781	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100782	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in about a double payment that was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100783	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100784	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower was advised that the escrow payment was made this is what is causing to reflect an escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100785	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100786	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100787	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in for help with the online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100790	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100791	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100792	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in to make sure the property taxes were paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100794	3	[3] Title Issue -: Liens not Perfected	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  There is water/sewer lien on title from XXXX in the amount of $X.XX. noted on XX/XX/XXXX. Payment was disbursed from escrow but there is no evidence lien was released.  There is water/sewer lien on title from XXXX in the amount of $X.XX. noted on XX/XX/XXXX. Payment was disbursed from escrow but there is no evidence lien was released.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100795	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Servicer called with inspector regarding inspection appointment for damage claim. XX% inspection was received on XX/XX/XXXX and claim is closed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100796	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100797	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100798	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100799	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100800	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to discuss removing escrow from account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100804	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments indicated the duplicate payment in the amount of $X.XX was cancelled due to error and request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100805	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100806	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100810	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100811	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100812	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100814	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to schedule loss draft inspection for XXX damage. Inspection was completed XX/XX/XXXX and repairs are completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100815	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100816	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100820	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to discuss refinance and modification options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100823	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to discuss payment and assistance options on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100824	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100827	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to make payment on account and requested waiver of late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100830	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100832	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in about payment and requested a payoff quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100833	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments indicated blue prints had to be uploaded since it is a rebuild; not ready for inspection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed for XXX damage, date of loss XX/XX/XXXX. Property is total loss and borrower plans to rebuild. Claim is monitored. Claim funds int the amount of $X.XX were received on XX/XX/XXXX. Claim funds in the amount of $X.XX were released to borrower on XX/XX/XXXX. Claim funds received XX/XX/XXXX in the amount of $X.XX.  Claim funds in the amount of $X.XX released to borrower on XX/XX/XXXX. Claim funds in the amount of $X.XX were received on XX/XX/XXXX. Claim funds in the amount of $X.XX was released to borrower on XX/XX/XXXX. Claim funds in the amount of $X.XX were received on XX/XX/XXXX. Funds in the amount of $X.XX released to borrower on XX/XX/XXXX. There is no evidence of final inspection to verify repairs are completed. Comments indicated blue prints / floor plans had yet to be received as of XX/XX/XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100834	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100835	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100837	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100839	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100840	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to discuss interest rate on loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100843	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100844	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding fees on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding fees on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100849	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100850	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100851	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100852	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  "The borrower cited excessive obligations as the reason for default and promised to bring the loan current by XX/XX/XXXX when XX disbursement is received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100853	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100854	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100855	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100857	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100858	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100860	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100861	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100868	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding escrow analysis. Servicer went over escrow shortage due to increased taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100869	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100870	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100873	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid [2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had a loss draft claim inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower filed a loss draft claim, due to XXX damage, on XX/XX/XXXX. The damages appear to have been extensive and impacted both the exterior and interior of the property. The most recent inspection, taken on XX/XX/XXXX, confirmed repairs are now XX% completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100874	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called to discuss repairs to the home are XX% completed and waiting for contractors to finish.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Insurance funds in the amount of $X.XX were received on XX/XX/XXXX for XXX damage to the property on XX/XX/XXXX. As of XX/XX/XXXX, the repairs were XX% complete with XXX and XXX left to be finished. The final draw was issued on XX/XX/XXXX. Insurance funds were received in the amount of $X.XX on XX/XX/XXXX for unknown damage to the property on XX/XX/XXXX.  No further details were provided and there is no evidence of completed repairs.  Borrower noted on XX/XX/XXXX that repairs were XX% completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100876	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had an account related inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100877	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100878	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower made the payment to reinstate the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100879	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had an escrow shortage inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100882	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100884	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100886	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100887	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100889	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in to go over the escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100890	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in to submit their proof of insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100891	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called regarding insurance claim. Claim funds were released on XX/XX/XXXX and claim is closed (full endorsement/release of funds on aged non-monitored claim, damage is presumed to be resolved).
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100892	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in about the insurance claim and disbursement of funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Insurance check received for $X.XX. Insurance funds were received on XX/XX/XXXX for XXX damage to the property on XX/XX/XXXX. The amount of the check was not provided. The claim was classified as non-monitored and the check was endorsed and released to the borrower. No further details were provided and there is no evidence of completed repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100893	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100894	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100895	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100896	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Authorized third party called to request copy of XX tax form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
XXXX	2026-HYB1-100897	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A